Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 28,234,779	$ 38,026,298
Less: allowance for credit loss	(23,319,759)	(31,274,753)
Total accounts receivable, net	$ 4,915,020	$ 6,751,545